Financial risk management and financial instruments, Change in Liabilities Arising from Financing Activities for Interest Bearing Loans and Finance Leases (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Interest bearing loans [Roll Forward]
Beginning balance	$ 4,670.7
Draw down	1,490.8	$ 0.0	[1]	$ 1,043.8	[1]
Repayments	(1,589.7)	(212.6)	[1]	(252.9)	[1]
Ending balance	4,640.3	4,670.7
Finance Leases [Roll Forward]
Beginning balance	23.5
Adoption of IFRS 16	269.8
Beginning Balance after adoption of IFRS16	293.3
New leases	41.6
Repayments	(93.3)
Disposals	(0.2)
Interest	13.2
Foreign exchange	(4.2)
Ending balance	250.4	23.5
Total [Roll Forward]
Beginning balance	4,798.5
Adoption of IFRS 16	269.8
Beginning Balance after adoption of IFRS16	5,068.3
Draw down/New leases	1,532.4
Repayments	(1,683.0)
Disposals	(0.2)
Interest	13.2
Foreign exchange	52.9
Ending balance	4,983.6	4,798.5
Bank Loan Secured [Member]
Interest bearing loans [Roll Forward]
Beginning balance	4,775.0	4,996.9
Draw down	1,490.8
Repayments	(1,589.7)	(212.6)
Disposals	0.0
Interest	0.0
Foreign exchange	57.1	(9.3)
Ending balance	$ 4,733.2	$ 4,775.0		$ 4,996.9

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.